Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (23,423)	$ (3,424)	$ (774)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4,583	4,724	3,153
Gain on sale of property and equipment			(1)
Accrued interest on marketable securities and bank deposits, amortization of premium, accretion of discount, other-than-temporary impairment of marketable securities, net	480	(365)	421
Stock-based compensation	2,037	2,626	4,324
Tax benefit related to loss carryforwards resulting from exercise of stock options	(396)	(497)	(567)
Decrease (increase) in trade receivables, net	(3,358)	(3,425)	2,406
Decrease (increase) in other accounts receivable and prepaid expenses	48	(1,032)	(1,000)
Decrease (increase) in inventories	340	(1,476)	205
Decrease (increase) in long-term prepaid expenses	797	1,255	(1,032)
Change in deferred tax asset, net	1,235	(136)	4,406
Increase (decrease) in trade payables	(362)	2,024	(577)
Decrease in deferred revenues	(70)	(126)	(245)
Increase (decrease) in accrued expenses and other accounts payable	(2,101)	5,800	(3,120)
Change in accrued severance pay, net	582	57	(343)
Net cash provided by (used in) operating activities	(19,608)	6,005	7,256
Cash flows from investing activities:
Proceeds from maturity of marketable securities	27,140	23,490	32,495
Purchase of marketable securities	(24,973)	(43,285)	(31,490)
Proceeds from withdrawal of bank deposits	66,331	50,512	169,875
Purchase of bank deposits	(41,163)	(42,971)	(173,490)
Purchase of property and equipment	(2,442)	(2,863)	(2,103)
Payment for the acquisition of Aethra	(1,575)	(6,984)
Proceeds from sale of property and equipment			2
Net cash provided by (used in) investing activities	23,318	(22,101)	(4,711)
Cash flows from financing activities:
Purchase of treasury shares at cost	(3,860)	(7,131)	(1,141)
Issuance of treasury shares for cash upon exercise of options	1,711	194	446
Tax benefit related to exercise of stock options	396	497	567
Net cash used in financing activities	(1,753)	(6,440)	(128)
Increase (decrease) in cash and cash equivalents	1,957	(22,536)	2,417
Cash and cash equivalents at the beginning of the year	17,753	40,289	37,872
Cash and cash equivalents at the end of the year	19,710	17,753	40,289
Supplemental disclosure of cash flow activity:
Interest	131		29
Income taxes	$ 472	$ 294	$ 242